Note 2 - Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

Unaudited Interim Financial Information

The unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP"), and in our opinion, include all adjustments of a normal recurring nature necessary for fair financial statement presentation. Interim results are not necessarily indicative of the results to be expected for the full year ending December 31, 2023. We have made estimates and assumptions that affect the amounts reported and disclosed in the unaudited interim consolidated financial statements and the accompanying notes. Actual results could differ materially from these estimates.

These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2022 included in our Annual Report on Form 10-K filed with the Securities and Exchange Commission.

As a result of the merger in 2022, we have retrospectively applied the effect of our 1:0.102448 reverse stock split to all shares outstanding, earnings per share, and equity plan amounts for all periods presented.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of Apexigen and its wholly owned subsidiary. All significant inter-company transactions and balances have been eliminated in consolidation.

Emerging Growth Company

We are an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies. Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934 (the "Exchange Act")) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. We have elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of our consolidated financial statements with another public company, which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts expensed during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to accruals for research and development costs, stock-based compensation, uncertain tax positions and fair values of common stock. We adjust such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.

Segment Reporting

We have one operating segment, which is the business of researching, developing and commercializing antibody therapeutics for oncology. Our chief operating decision maker, our Chief Executive Officer, manages our operations on an aggregated basis for the purposes of allocating resources and evaluating financial performance.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market funds. The carrying amount of cash equivalents approximates their fair value.

Short-Term Investments

Short-term investments consist of U.S. treasury securities with original maturities of greater than three months from the date of purchase but less than one year from the balance sheet date. Such investments are considered available-for-sale and reported at fair value with unrealized gains and losses included as a component of stockholders’ equity. The amortized cost of the securities is adjusted for amortization of premiums and accretion of discounts to maturity, which is included as other income, net in the consolidated statements of operations and comprehensive loss. Realized gains and losses and declines in fair value determined to be other-than-temporary, if any, on investments are included in other income, net. We determine the cost of securities sold using the specific identification method.

Fair Value Measurements

We apply fair value accounting to all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The carrying amount of our financial assets and liabilities, including accounts payable and accrued expenses, approximate their fair values due to their short-term maturities.

Concentrations of Credit and Other Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents on deposit with financial institutions, the balance of which frequently exceed federally insured limits. On March 10, 2023, Silicon Valley Bank was closed by the California Department of Financial Protection and Innovation, which appointed Federal Deposit Insurance Corporation as receiver. If any of the financial institutions with whom we do business were to be placed into receivership, we may be unable to access to the cash we have on deposit with such institutions. If we are unable to access our cash and cash equivalents as needed, our financial position and ability to operate our business could be adversely affected. We limit our credit risk associated with cash and cash equivalents by placing them with financial institutions we believe are of high quality. We have not experienced any losses on our deposits of cash. As of March 31, 2023, we had no off-balance sheet concentrations of credit risk.

We are subject to a number of risks similar to other early-stage biopharmaceutical companies, including the need to obtain adequate additional funding, possible failure of clinical trials, the need to obtain marketing approval for our product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of our products, and protection of proprietary technology. If we do not successfully develop, obtain regulatory approval for, commercialize or partner our product candidates, we will be unable to generate revenue from product sales or achieve profitability.

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The estimated useful life of laboratory equipment, furniture and fixtures, office equipment, and software ranges from two to five years. We expense maintenance, repair and calibration costs as incurred.

Impairment of Long-Lived Assets

Our long-lived assets are comprised principally of our property and equipment and right-of-use lease assets. We periodically evaluate our long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets or group of assets may not be fully recoverable. We deem a long-lived asset impaired when the undiscounted future cash flows expected to be generated by the asset or group of assets is less than the carrying amount of the assets. If there is an impairment, we would reduce the carrying amount of the assets through an impairment charge, to their estimated fair values based on a discounted cash flow approach or, when available and appropriate, to comparable market values. We recorded no impairment of long-lived assets during the three months ended March 31, 2023 and 2022.

Deferred Financing Costs

Deferred financing costs consist of direct costs and commitment fees directly attributable to the commencement of the equity line agreement with Lincoln Park upon the closing of the merger in July 2022. We capitalize deferred financing costs and amortize these costs over the 24 months of the equity line agreement. As of March 31, 2023, deferred financing costs totaled $2.4 million. Amortization expense for deferred financing costs was $0.4 million for the three months ended March 31, 2023.

Revenue Recognition

Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, we recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consolidated balance sheets to which we expect to be entitled in exchange for those goods or services. We have not commenced sales of our drug candidates and did not have a product approved for marketing as of March 31, 2023.

We may also earn contingent fees, including milestone payments based on counterparty performance and royalties on sales, from collaborations and other out-license arrangements. We will recognize milestone payments as revenue once the underlying events are probable of being met and there is not a significant risk of reversal. We will recognize sales-based royalties as revenue when the underlying sales occur. In October 2019, Novartis’ Beovu® product, which is covered by one of our out-license agreements, was approved for commercial product sale. Under this agreement, Novartis is obligated to pay us a very low single-digit royalty on net sales of the Beovu product. However, Novartis has disputed its obligation to pay us royalties on Beovu sales under this agreement. As a result, we have determined that any sales-based Beovu product royalty revenue that we may earn under this agreement is currently fully constrained. We have recorded the royalty proceeds as deferred revenue in the consolidated balance sheets. As of March 31, 2023 and December 31, 2022, deferred revenue totaled $6.2 million and $5.7 million, respectively.

Lease

We determine if an arrangement is a lease at inception and if so, we determine whether the lease qualifies as an operating or a finance lease. We previously leased our principal facility under a non-cancelable operating lease agreement with a lease term ended in March 2023. We currently lease our facility under a six-month short term lease that commenced in March 2023. We recognize the monthly rent of $2,000 as rent expense and include it in operating expenses in the consolidated statements of operations and comprehensive income. As of March 31, 2023 and December 31, 2022, the right-of-use assets were zero and $0.1 million, respectively, and lease liabilities were zero and $0.1 million, respectively. Rent expense was $0.1 million for the three months ended March 31, 2023 and 2022, respectively.

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses are primarily for the development of sotiga, our lead product candidate, as well as APX601 and other preclinical product candidates. Research and development costs consist primarily of external costs related to clinical development, contract manufacturing, preclinical development and discovery as well as personnel costs and allocated overhead, such as rent, equipment, depreciation, and utilities. Personnel costs consist of salaries, employee benefits and stock-based compensation.

We estimate external research and development expenses based on the services performed, pursuant to contracts with commercial and academic institutions that conduct and manage research and development services on our behalf. We record the costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and include these costs in accrued liabilities in the consolidated balance sheets. These costs are a component of our research and development expenses. We accrue these costs based on factors such as the number of patient visits, the number of active patients, the number of patients enrolled, estimates of the work completed and other measures in accordance with agreements established with our third-party service providers under the service agreements. As actual costs become known, we adjust our accrued liabilities. We have not experienced any significant differences between accrued costs and actual costs incurred. However, the status and timing of actual services performed may vary from our estimates, resulting in adjustments to expense in future periods. Changes in these estimates that result in significant changes to our accruals could significantly affect our results of operations.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and then expensed as the related goods are delivered or the services are performed. We evaluate such payments for current or long-term classification based on when they will be realized.

Transaction Costs

Transaction costs consist of direct legal, accounting, filing and other fees and costs directly attributable to our exploration of strategic alternatives. We expense transaction costs in the period in which the costs are incurred and the services are received. Transaction costs were $0.2 million for the three months ended March 31, 2023 and they were included as general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

Common Stock Warrant

We record at fair value freestanding puttable or redeemable warrants, or warrants which are not considered to be indexed to our stock and include this amount in accrued expenses on our consolidated balance sheets as of December 31, 2021. On the closing date of the merger in July 2022, the preferred stock warrant that was outstanding immediately before closing became a common stock warrant. We adjusted the carrying value of such warrant to its estimated fair value at the closing date of the merger based upon the value of our common stock warrant and reclassified estimated fair value at the closing date of the merger from accrued expenses to additional paid-in capital on the closing date of the merger. This common stock warrant of 4,321 shares is outstanding as of March 31, 2023.

Public Warrants

The public warrants, issued in connection with the BCAC's initial public offering prior to the merger and the private offering transactions completed in July 2022 and January 2023, are classified as equity (see Note 7).

Derivative Warrant Liabilities

We account for the private placement warrants (see Note 7) issued in connection with the initial public offering as derivative warrant liabilities in accordance with FASB ASC Topic 815, “Derivative and Hedging”. Accordingly, we recognize the private placement warrants as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized and included as other income, net in the condensed consolidated statements of operations and comprehensive loss. We measured the fair value of the private placement warrants using a Black-Scholes option-pricing model. The determination of the fair value of the warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. As of March 31, 2023 and December 31, 2022, deferred warrant liabilities were approximately $10,000 and $11,000, respectively. Change in fair value of derivative warrant liabilities was not significant for the three months ended March 31, 2023.

Stock-Based Compensation

We measure all equity awards granted to employees and non-employees based on the estimated grant date fair value. For awards subject to service-based vesting conditions, we recognize stock-based compensation expense on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to performance-based vesting conditions, we recognize stock-based compensation expense using the accelerated attribution method when it is probable that the performance condition will be achieved. We recognize forfeitures as they occur.

We use the Black-Scholes option-pricing model to estimate the fair value of equity awards and recognize expense using the straight-line attribution approach. The Black-Scholes option-pricing model requires assumptions to be made related to the expected term of the awards, expected stock priced volatility, risk-free rate for a period that approximates the expected term of the awards and the expected dividend yield.

Income Taxes

We account for income taxes under the asset and liability method. Under this method, we recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. We measure deferred tax assets and liabilities using enacted tax rates applied to taxable income in the years in which we expect to realize those temporary differences. We recognize the effect on deferred tax assets and liabilities of a change in tax rates as income or loss in the period that includes the enactment date. We establish a valuation allowance, when necessary, to reduce deferred tax assets to the amount we expect to realize. We recognize the financial statement effects of uncertain tax positions when it is more-likely-than-not, based on the technical merits of the position, that it will be sustained upon examination. We include interest and penalties related to unrecognized tax benefits within the provision of income tax. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Comprehensive Loss

Comprehensive loss includes net loss and certain changes in stockholders’ equity that are excluded from net loss, primarily unrealized gains or losses on our marketable securities.

Net Loss per Share

We calculate basic net loss per share by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is the same as basic net loss per share for each period presented, since the effects of potentially dilutive securities are antidilutive given our net loss.

Major Vendor

We had a major vendor that accounted for approximately 15.0% and 42.1% of the research and development expenses for the three months ended March 31, 2023 and 2022, respectively. The same vendor also accounted for approximately 11.5% and 24.8% of the total accounts payable and accrued liabilities as of March 31, 2023 and December 31, 2022, respectively. Moreover, there is another vendor that accounted for approximately 43.3% and 33.6% of the total accounts payable and accrued liabilities as of March 31, 2023 and December 31, 2022, respectively, but we did not incur any expenses with this vendor during the three months ended March 31, 2023 and 2022.

We had additional two vendors that accounted for approximately 12.8% and 10.1% of the general and administrative expenses for the three months ended March 31, 2023, respectively. The same vendors did not account for a major portion of accounts payable and accrued liabilities as of March 31, 2023.

2. Summary of Significant Accounting Policies

Basis of Presentation

We prepare our consolidated financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of Apexigen and its wholly owned subsidiary. All significant inter-company transactions and balances have been eliminated in consolidation.

Emerging Growth Company

We are an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies. Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934 (the "Exchange Act")) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. We have elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of our consolidated financial statements with another public company, which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts expensed during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to accruals for research and development costs, stock-based compensation, uncertain tax positions and fair values of common stock. We adjust such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.

Segment Reporting

We have one operating segment, which is the business of researching, developing and commercializing antibody therapeutics for oncology. Our chief operating decision maker, Chief Executive Officer, manages our operations on an aggregated basis for the purposes of allocating resources and evaluating financial performance.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market funds and corporate debt securities. The carrying amount of cash equivalents approximates their fair value.

Short-Term Investments

Short-term investments consist of debt securities with original maturities of greater than three months from the date of purchase but less than one year from the balance sheet date. Such investments are considered available-for-sale and reported at fair value with unrealized gains and losses included as a component of stockholders’ equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, which is included as other income, net in the consolidated statements of operations and comprehensive loss. Realized gains and losses and declines in fair value determined to be other-than-temporary, if any, on investments are included in other income, net. We determine the cost of securities sold using the specific identification method.

Fair Value Measurements

We apply fair value accounting to all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The carrying amount of our financial assets and liabilities, including accounts payable and accrued expenses, approximate their fair values due to their short-term maturities.

Concentrations of Credit and Other Risks

Financial instruments that potentially subject us to a concentration of credit risk consist primarily of cash and cash equivalents and short-term investments. We hold our bank deposits at accredited financial institutions and these deposits may at times exceed insured limits. We are exposed to credit risk in the event of a default by the financial institutions holding our cash and cash equivalents to the extent of the amounts held in excess of federally insured limits. We limit our credit risk associated with cash and cash equivalents by placing them with financial institutions we believe are of high quality. We have not experienced any losses on our deposits of cash. Our investment policy limits investments to certain types of securities issued by the U.S. government, its agencies and institutions with investment-grade credit ratings and places restrictions on maturities and concentration by type and issuer. As of December 31, 2022 and 2021, we had no off-balance sheet concentrations of credit risk.

We are subject to a number of risks similar to other early-stage biopharmaceutical companies, including the need to obtain adequate additional funding, possible failure of clinical trials, the need to obtain marketing approval for our product candidates, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of our products, and protection of proprietary technology. If we do not successfully develop, obtain regulatory approval for, commercialize or partner our product candidates, we will be unable to generate revenue from product sales or achieve profitability.

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The estimated useful life of laboratory equipment, furniture and fixtures, office equipment, and software ranges from two to five years. We expense maintenance, repair and calibration costs as incurred.

Impairment of Long-Lived Assets

Our long-lived assets are comprised principally of our property and equipment and right-of-use lease assets. We periodically evaluate our long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets or group of assets may not be fully recoverable. We deem a long-lived asset impaired when the undiscounted future cash flows expected to be generated by the asset or group of assets is less than the carrying amount of the assets. If there is an impairment, we would reduce the carrying amount of the assets through an impairment charge, to their estimated fair values based on a discounted cash flow approach or, when available and appropriate, to comparable market values. We recorded no impairment of long-lived assets during the year ended December 31, 2022.

Deferred Transaction Costs

Deferred transaction costs consist of direct legal, accounting, filing and other fees and costs directly attributable to the merger (see Note 3). We capitalized deferred transaction costs prior to the close of the Business Combination and included in prepaid expenses and other current assets. We reclassified the deferred transaction costs related to the Business Combination to additional paid-in capital to offset the proceeds received upon closing of the Business Combination. There were deferred transaction costs of $0.5 million on the consolidated balance sheet as of December 31, 2021. Upon the close of the Business Combination, we reclassified transaction costs of $9.2 million to additional paid-in capital to offset the proceeds received, where we paid transaction costs of approximately $11,000 in 2021, and paid $9.2 million in 2022 (see Note 3).

Deferred Financing Costs

Deferred financing costs consist of direct costs and commitment fees directly attributable to the commencement of the equity line of credit from Lincoln Park Capital Fund, LLC upon closing of the Business Combination (see Note 7). We capitalize deferred financing costs and amortize these costs over 24 months of the equity line of credit. As of December 31, 2022, deferred financing costs totaled $2.8 million. Amortization expense for deferred financing costs was $0.7 million for the year ended December 31, 2022.

Revenue Recognition

Under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, we recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consolidated balance sheets to which we expect to be entitled in exchange for those goods or services. We have not commenced sales of our drug candidates and did not have a product approved for marketing as of December 31, 2022.

We may also earn contingent fees, including milestone payments based on counterparty performance and royalties on sales, from collaborations and other out-license arrangements. We will recognize milestone payments as revenue once the underlying events are probable of being met and there is not a significant risk of reversal. We will recognize sales-based royalties as revenue when the underlying sales occur. In October 2019, Novartis’ Beovu® product, which is covered by one of our license agreements, was approved for commercial product sale. Under this agreement, Novartis is obligated to pay us a very low single-digit royalty on net sales of the Beovu product. However, Novartis has disputed its obligation to pay us royalties on Beovu sales under this agreement. As a result, we have determined that any sales-based Beovu product royalty revenue that we may earn under this agreement is currently fully constrained. We have recorded the royalty proceeds as deferred revenue in the consolidated balance sheets. As of December 31, 2022 and 2021, deferred revenue totaled $5.7 million and $3.6 million, respectively.

Lease

We determine if an arrangement is a lease at inception and if so, we determine whether the lease qualifies as an operating or a finance lease. We include operating lease in operating lease right-of-use (“ROU”) assets and lease liabilities in our consolidated balance sheets. We did not have any finance leases as of December 31, 2022 or 2021. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. We recognize operating lease ROU assets and liabilities at the lease commencement date based on the present value of lease payments over the lease term. When a lease does not provide an implicit rate, we use an incremental borrowing rate based on the information available at the commencement date to determine the present value of lease payments. We use the implicit rate when readily determinable. The operating lease ROU assets also include any lease payments made and exclude lease incentives when paid by us or on our behalf. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We recognize lease expense for lease payments on a straight-line basis over the lease term. We also made an accounting policy election to recognize lease expense for short-term leases with a term of 12 months or less on a straight-line basis over the lease term and not to recognize ROU assets or lease liabilities for such leases.

We lease our facility under a non-cancelable operating lease agreement and recognize related rent expense on a straight-line basis over the terms of the leases. As an implicit interest rate is not readily determinable in our lease, the incremental borrowing rate is based on information available on the adoption date in determining the present value of lease payments. The lease term for our operating lease includes the non-cancellable period of the lease plus any additional periods covered by its option to extend the lease that we are reasonably certain to exercise.

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses are primarily for the development of sotiga, our lead product candidate, as well as APX601 and other preclinical product candidates. Research and development costs consist primarily of external costs related to clinical development, contract manufacturing, preclinical development and discovery as well as personnel costs and allocated overhead, such as rent, equipment, depreciation, and utilities. Personnel costs consist of salaries, employee benefits and stock-based compensation.

We estimate external research and development expenses based on the services performed, pursuant to contracts with commercial and academic institutions that conduct and manage research and development services on our behalf. We record the costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and include these costs in accrued liabilities in the consolidated balance sheets. These costs are a component of our research and development expenses. We accrue these costs based on factors such as the number of patient visits, the number of active patients, the number of patients enrolled, estimates of the work completed and other measures in accordance with agreements established with our third-party service providers under the service agreements. As actual costs become known, we adjust our accrued liabilities. We have not experienced any significant differences between accrued costs and actual costs incurred. However, the status and timing of actual services performed may vary from our estimates, resulting in adjustments to expense in future periods. Changes in these estimates that result in significant changes to our accruals could significantly affect our results of operations.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and then expensed as the related goods are delivered or the services are performed. We evaluate such payments for current or long-term classification based on when they will be realized.

Common Stock Warrant

We record at fair value freestanding puttable or redeemable warrants, or warrants which are not considered to be indexed to our stock and include this amount in accrued expenses on our consolidated balance sheets as of December 31, 2021. On the closing date of the merger (see Note 3), the preferred stock warrant that was outstanding immediately before closing became a common stock warrant. We adjusted the carrying value of such warrant to its estimated fair value at the closing date of the merger based upon the value of our common stock warrant and reclassified estimated fair value at the closing date of the merger from accrued expenses to additional paid-in capital on the closing date of the merger. This common stock warrant of 4,321 shares is outstanding as of December 31, 2022.

Public Warrants

The public warrants, issued in connection with the BCAC's initial public offering prior to the merger and the PIPE transaction completed in July 2022, are classified as equity (see Note 8).

Derivative Warrant Liabilities

We account for the private placement warrants (see Note 8) issued in connection with the initial public offering as derivative warrant liabilities in accordance with FASB ASC Topic 815, “Derivative and Hedging”. Accordingly, we recognize the private placement warrants as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized and included as other income, net in the consolidated statements of operations and comprehensive loss. We measured the fair value of the private placement warrants using a Black-Scholes option-pricing model. The determination of the fair value of the warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. As of December 31, 2022, deferred warrant liabilities were approximately $11,000. Change in fair value of derivative warrant liabilities was approximately $78,000 for the year ended December 31, 2022.

Stock-Based Compensation

We measure all equity awards granted to employees and non-employees based on the estimated grant date fair value. For awards subject to service-based vesting conditions, we recognize stock-based compensation expense on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to performance-based vesting conditions, we recognize stock-based compensation expense using the accelerated attribution method when it is probable that the performance condition will be achieved. We recognize forfeitures as they occur.

We use the Black-Scholes option-pricing model to estimate the fair value of equity awards and recognize expense using the straight-line attribution approach. The Black-Scholes option-pricing model requires assumptions to be made related to the expected term of the awards, expected stock priced volatility, risk-free rate for a period that approximates the expected term of the awards and the expected dividend yield.

Income Taxes

We account for income taxes under the asset and liability method. Under this method, we recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. We measure deferred tax assets and liabilities using enacted tax rates applied to taxable income in the years in which we expect to realize those temporary differences. We recognize the effect on deferred tax assets and liabilities of a change in tax rates as income or loss in the period that includes the enactment date. We establish a valuation allowance, when necessary, to reduce deferred tax assets to the amount we expect to realize. We recognize the financial statement effects of uncertain tax positions when it is more-likely-than-not, based on the technical merits of the position, that it will be sustained upon examination. We include interest and penalties related to unrecognized tax benefits within the provision of income tax. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Comprehensive Loss

Comprehensive loss includes net loss and certain changes in stockholders’ equity that are excluded from net loss, primarily unrealized gains or losses on our marketable securities.

Net Loss per Share

We calculate basic net loss per share by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is the same as basic net loss per share for each period presented, since the effects of potentially dilutive securities are antidilutive given our net loss.

Major Vendor

We had a major vendor that accounted for approximately 39.9% and 23.2% of the research and development expenses for the years ended December 31, 2022 and 2021, respectively. The same vendor also accounted for approximately 24.8% and 28.1% of the total accounts payable and accrued liabilities as of December 31, 2022 and 2021, respectively. Moreover, there is another vendor that accounted for approximately 33.6% and 27.7% of the total accounts payable and accrued liabilities as of December 31, 2022 and 2021, respectively, but we did not incur any expenses with this vendor during the years ended December 31, 2022 and 2021.

We had an additional vendor in 2021 that accounted for approximately 12.4% of the research and development expenses for the year ended December 31, 2021. The same vendor did not account for a major portion of accounts payable and accrued liabilities as of December 31, 2021.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for certain financial instruments including convertible instruments and contracts on an entity’s own equity. It reduces the number of accounting models for convertible debt instruments and convertible preferred stock. In addition, it amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. Early adoption is permitted. Apexigen adopted the new standard on January 1, 2022. The adoption of this standard did not have a significant impact to our consolidated financial statements.

In October 2020, the FASB issued ASU No. 2020-10, Codification Improvements, which improves consistency by amending the Codification to include all disclosure guidance in the appropriate disclosure sections. In addition, it clarifies application of various provisions in the Codification by amending and adding new headings, cross referencing to other guidance, and refining or correcting terminology. Early adoption is permitted. Apexigen adopted the new standard on January 1, 2022. The adoption of this standard did not have a significant impact to our consolidated financial statements.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as clarified in subsequent amendments. The standard changes the impairment model for certain financial instruments. The new model is a forward-looking expected loss model and will apply to financial assets subject to credit losses and measured at amortized cost and certain off-balance sheet credit exposures. This includes loans, held-to-maturity debt securities, loan commitments, financial guarantees and net investments in leases, as well as trade receivables. For available-for-sale debt securities with unrealized losses, credit losses will be measured in a manner similar to the existing standard, except that the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard is effective for Apexigen for fiscal years and interim periods beginning January 1, 2023. Early adoption is permitted. We have not yet assessed the effect of adopting the standard on our consolidated financial statements.